Note 14 - Warrants (Details 1) - shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Outstanding, beginning	23,740,290	26,533,624
Issued	0	0
Expired	(199,999)	0
Exercised	(1,616,667)	(2,793,334)
Outstanding, ending	21,923,624	23,740,290
June 2016 Warrants
Outstanding, beginning	277,478	277,478
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	277,478	277,478
October 2017 Warrants
Outstanding, beginning	181,818	181,818
Issued	0	0
Expired	(181,818)	0
Exercised	0	0
Outstanding, ending	0	181,818
October 2017 Placement Agent Warrants
Outstanding, beginning	18,181	18,181
Issued	0	0
Expired	(18,181)	0
Exercised	0	0
Outstanding, ending	0	18,181
March 2018 Warrants
Outstanding, beginning	441,666	441,666
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	441,666	441,666
March 2018 Placement Agent Warrants
Outstanding, beginning	44,166	44,166
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	44,166	44,166
2018 Firm Warrants
Outstanding, beginning	20,000,000	20,000,000
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	20,000,000	20,000,000
2018 Pre-Funded Warrants
Outstanding, beginning	1,616,667	4,410,001
Issued	0	0
Expired	0	0
Exercised	(1,616,667)	(2,793,334)
Outstanding, ending	0	1,616,667
October 2018 Placement Agent Warrants
Outstanding, beginning	1,160,314	1,160,314
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	1,160,314	1,160,314